Public Offering - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 20, 2020	Sep. 30, 2020	Jun. 30, 2020
Public Offering [Line Items]
Exercise price per share		$ 0.01	$ 0.01
Initial Public Offering
Public Offering [Line Items]
Sale of units in initial public offering		6,563,767	6,563,767
Unit price per share		$ 10.00	$ 10.00
Proceeds from initial public offering		$ 65,637,760	$ 65,637,760
Over-allotment Option
Public Offering [Line Items]
Sale of units in initial public offering	563,767	563,767	563,767
Public Warrant
Public Offering [Line Items]
Sale of units description		Each Public Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per share (see Note 7).	Each Public Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per share (see Note 7).
Exercise price per share		$ 11.50	$ 11.50